ASSET UNDER DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Extractive Industries [Abstract]
Schedule of asset under development

(in thousands of $)	2018	2017
Purchase price installments	—	962,709
Interest costs capitalized	—	116,416
Other costs capitalized (1)	20,000	98,364
	20,000	1,177,489

(1) Other capitalized costs relate to the carrying value of the vessel earmarked for conversion.